29. EMPLOYEE BENEFIT PLANS (Details 4)	Dec. 31, 2018	Dec. 31, 2017
Equity securities [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	20.80%	22.30%
Equity securities [Member] | UNITED STATES
Disclosure of defined benefit plans [line items]
Fair value plan assets	12.70%	14.10%
Equity securities [Member] | INTERNATIONAL
Disclosure of defined benefit plans [line items]
Fair value plan assets	18.10%	18.90%
Fixed income instruments [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	45.70%	42.60%
Cash and cash equivalents [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	2.70%	2.10%